Stock-Based Compensation - KapStone Stock Options Black-Scholes Assumptions (Details) - Stock Options	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Stock Options Black-Scholes assumptions (weighted average):
Expected volatility (as a percent)	43.40%	43.63%	38.73%
Expected life	5 years 3 months	5 years 26 days	4 years 11 months 1 day
Risk-free interest rate (as a percent)	2.05%	1.35%	1.36%
Expected dividend yield	1.76%	1.81%	1.55%